Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Summary of Detailed Information about Trade and other Payables

	$ million
	Dec 31, 2023		Dec 31, 2022
	Current	Non-current	Current	Non-current
Trade payables	34,591	—	42,632	—
Other payables [A]	9,887	2,835	10,059	3,148
Sales taxes, excise duties and similar levies	3,105	—	3,270	—
Amounts due to joint ventures and associates	7,519	33	8,441	31
Accruals and deferred income	13,135	235	14,955	253
Total	68,237	3,103	79,357	3,432
[A]Includes obligations under environmental compliance schemes of $4,046 million as at December 31, 2023 (2022: $4,710 million). (See Note 5).